Annual Total Returns[BarChart] - PROFUND VP FINANCIALS - None	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(13.83%)	24.73%	32.08%	12.92%	(1.49%)	15.32%	18.19%	(10.43%)	30.27%	(1.77%)